SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	$ 31,809	$ 24,989	$ 19,520
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	16,480	14,955	12,925
Medical Services
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	8,712	4,682	640
Rental fees and maintenance
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	1,013	1,072	689
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	1,789	1,736	1,596
Cost of devices
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	1,013	1,249	1,099
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Cost of revenues	$ 2,802	$ 1,295	$ 2,571